Government assistance (Tables)	12 Months Ended
Jan. 31, 2024
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Schedule of Company's Government Assistance, Including Tax Credits
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2024	January 31, 2023
Recorded against research and development expense	$40.6	$40.5
Recorded against other elements of operating income	4.7	4.2
	$45.3	$44.7

Recorded against the cost of property, plant and equipment	$9.8	$14.1
Recorded against the cost of intangibles	$—	$0.5